OTHER EXPENSE (INCOME)	6 Months Ended
Jun. 30, 2021
Other Operating Income (Expense) [Abstract]
OTHER EXPENSE (INCOME)
9 ■ Other Expense

a)    Other Expense (Income)

	For the three months ended June 30		For the six months ended June 30
	2021	2020	2021	2020
Other expense:
Bank charges	$4	$5	$6	$9
Bulyanhulu reduced operations program cost[1]	—	7	—	14
Covid-19 donations	—	18	—	18
Litigation	6	6	7	9
Loss on warrant investments at fair value through profit or loss ("FVPL")	5	—	10	—
Porgera care and maintenance costs	15	27	26	27
Other	4	20	11	30
Total other expense	$34	$83	$60	$107
Other income:
Loss (gain) on sale of long-lived assets	($7)	$8	($10)	($52)
Loss (gain) on non-hedge derivatives	2	(12)	1	(5)
Interest income on other assets	(3)	(6)	(6)	(12)
Total other income	($8)	($10)	($15)	($69)
Total	$26	$73	$45	$38
[1]Primarily relates to care and maintenance costs.

b)    Impairment (Reversals) Charges

	For the three months ended June 30		For the six months ended June 30
	2021	2020	2021	2020
Impairment (reversals) charges of non-current assets[1]	$2	$11	($87)	($325)
Impairment of intangibles	—	12	—	12
Total	$2	$23	($87)	($313)
[1]Refer to note 13 for further details.